Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits Expenses
Schedule of Components of Employee Benefits Expenses

€ millions	2021	2020	2019
Salaries	10,635	10,413	10,031
Social security expenses	1,589	1,439	1,477
Share-based payment expenses	2,794	1,084	1,835
Pension expenses	408	419	369
Employee-related restructuring expenses	25	-7	1,111
Termination benefits outside of restructuring plans	101	72	47
Employee benefits expenses	15,552	13,420	14,870